Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020
Revenue	$ 52,314,000	$ 30,063,000
Cost of revenue	12,067,000	9,444,000
Gross profit	40,247,000	20,619,000
Operating expenses:
Marketing	26,958,000	12,773,000
Selling, general, and administrative	61,698,000	14,064,000
Total operating expenses	88,656,000	26,837,000
Loss from operations	(48,409,000)	(6,218,000)
Other income (expense):
Interest expense	0	(10,000)
Other (expense) income, net	(2,905,000)	230,000
Loss before provision for income taxes	(51,314,000)	(5,998,000)
Change in fair value of warrant liability	(2,681,000)	71,000
Provision for income taxes	(90,000)	(35,000)
Net (loss) income	(51,404,000)	(6,033,000)
Other comprehensive loss	(61,000)	(42,000)
Total comprehensive loss	$ (51,465,000)	$ (6,075,000)
Basic and diluted net income per share	$ (0.34)	$ (0.17)
Weighted average shares outstanding, basic and diluted	153,080,538	34,610,061
Restated [Member]
Operating expenses:
General and administrative expenses			$ 1,310,755	$ 4,791,727
Loss from operations			(1,310,755)	(4,791,727)
Other income (expense):
Other (expense) income, net			1,857,342	1,742,713
Change in fair value of warrant liability			5,503,291	(37,221,917)
Net (loss) income			6,049,878	(40,270,931)
Class A Ordinary Shares [Member]
Other income (expense):
Other (expense) income, net			$ 1,500,000	$ 1,400,000
Net (loss) income	$ (49,185,000)	$ (4,823,000)
Class A Ordinary Shares [Member] | Restated [Member]
Other income (expense):
Basic and diluted net income per share			$ 0.08	$ 0.07
Weighted average shares outstanding, basic and diluted			20,125,000	20,125,000
Class B Ordinary Shares [Member]
Other income (expense):
Net (loss) income			$ (6,000,000)	$ (40,300,000)
Class B Ordinary Shares [Member] | Restated [Member]
Other income (expense):
Basic and diluted net income per share			$ 0.90	$ (8.29)
Weighted average shares outstanding, basic and diluted			5,031,250	5,031,250